UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service:	The Corporation Trust Co. Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2024

Formidable ETF and
Formidable Fortress ETF (together, the “Formidable ETFs”)

ITEM 1.(a). Reports to Stockholders.

Formidable ETF Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 Formidable ETF Ticker: FORH (Listed on the NYSE Arca, Inc. Exchange)

This semi-annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at formidablefunds.com/forh/. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$59	1.19%¹

¹	Annualized

How did the fund perform?

For the period of April 1, 2024 to September 30, 2024, the Formidable Fund (the “Fund”) returned -1.86%. In comparison, the S&P 500® Index (the “Index”) returned 10.4% during this period.

What key factors affected the Fund’s performance?

The Fund trailed the Index during the period due to both sector allocation and security selection. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the fund has a meaningful allocation to smaller companies that, in general, have trailed larger cap stocks in terms of performance. The Index has over 30% in a single sector (Information Technology) while the Fund maintains a significantly smaller weight. This sector is where many of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during the period. While the Fund has exposure to one of these names, its weight is significantly lower than that of the Index, given the Fund’s approach to diversification. An overweight to Energy, the worst sector in the Index, was also a detractor.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable ETF - $10,086
S&P 500® Index - $14,425
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
4/29/2021*
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Formidable ETF	9.95%	0.25%
S&P 500® Index	36.35%	11.30%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Acacia Research Corp.	7.70%
US Treasury Bill 10/3/2024	5.98%
Flux Power Holdings, Inc.	5.68%
Altria Group, Inc.	5.38%
US Treasury Bill 2/13/2025	5.00%
JD.Com, Inc.	4.37%
Energy Transfer LP	4.05%
British American Tobacco plc.	3.93%
Alibaba Group Holdings	3.61%
Baytex Energy Corp.	3.24%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$23,817
Number of Holdings	61
Total Advisory Fee Paid	$149,869
Portfolio Turnover Rate	14.59%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit formidablefunds.com/forh/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

Formidable Fortress ETF Tailored Shareholder Report

semi-annual Shareholder Report September 30, 2024 Formidable Fortress ETF Ticker: KONG (Listed on the NYSE Arca, Inc. Exchange)

This semi-annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at formidablefunds.com/kong/. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$46	0.89%¹

¹	Annualized

How did the fund perform?

For the period of April 1, 2024 to September 30, 2024, the Formidable Fortress Fund (the “Fund”) returned 5.13%. In comparison, the S&P 500® Index (the “Index”) returned 10.4% during this period.

What key factors affected the Fund’s performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to its sector allocation. The Index has over 30% in a single sector (Information Technology) while the Fund maintains a significantly smaller weight. This sector is where many of the so-called Magnificent Seven stocks reside, and these megacap names were market leaders during the period. While the Fund has exposure to several of these names, its weight is significantly lower than that of the Index, given the Fund’s approach to diversification.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable Fortress ETF - $11,785
S&P 500® Index - $13,892
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
7/21/2021*
9/30/2021
9/30/2022
9/30/2023
9/30/2024

*	Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Formidable Fortress ETF	16.41%	5.27%
S&P 500® Index	36.35%	10.84%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable Fortress ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
Texas Pacific Land Corp.	5.32%
MarketAxess Holdings, Inc.	3.60%
Archer-Daniels-Midland Co.	3.44%
S&P 500 Global, Inc.	3.31%
F5, Inc.	3.30%
Gaming and Leisure Properties, Inc.	3.25%
Amdocs Ltd.	3.14%
Alphabet, Inc. Class C	3.11%
Interactive Brokers Group, Inc.	3.10%
Meta Platforms, Inc.	3.10%

Key Fund Statistics

(as of September 30, 2024)

Fund Net Assets (Thousands)	$23,992
Number of Holdings	54
Total Advisory Fee Paid	$110,269
Portfolio Turnover Rate	23.73%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit formidablefunds.com/kong/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2024)

ITEM 1.(b).  No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS
AND OTHER INFORMATION

For the Six Months Ended September 30, 2024 (unaudited)

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETF

Schedule of Investments September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

		Shares	Value
86.71%	COMMON STOCKS

10.21%	CONSUMER DISCRETIONARY
	Alibaba Group Holdings ADR(B)	8,097	$859,254
	Capri Holdings Ltd. ADR(A)(B)	12,517	531,221
	JD.com, Inc. ADR(B)	26,018	1,040,720
			2,431,195

9.31%	CONSUMER STAPLES
	Altria Group, Inc.(B)	25,090	1,280,594
	British American Tobacco plc ADR	25,584	935,863
			2,216,457

19.12%	ENERGY
	Alliance Resource Partners LP	30,441	761,025
	Baytex Energy Corp. ADR	259,805	771,621
	Cameco Corporation ADR	7,623	364,074
	Energy Transfer LP	60,107	964,717
	Hess Corp.	3,157	428,721
	Sitio Royalties Corp., Class A	25,858	538,881
	Uranium Energy Corp. ADR(A)	55,710	345,959
	Williams Cos., Inc.(B)	8,293	378,575
			4,553,573

9.96%	FINANCIALS
	Acacia Research Corp.(A)	393,584	1,834,103
	PayPal Holdings, Inc.(A)(B)	6,888	537,471
			2,371,574

6.38%	HEALTH CARE
	BioAtla, Inc.(A)(B)	99,582	175,264
	CytomX Therapeutics, Inc.(A)(B)	246,001	290,281
	Royalty Pharma plc ADR(B)	26,451	748,299
	Viking Therapeutics, Inc.(A)(B)	4,848	306,927
			1,520,771
6.71%	INDUSTRIALS
	Flux Power Holdings, Inc.(A)	445,353	1,353,873
	Vertiv Holdings Co.(B)	2,453	244,049
			1,597,922

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2024 (unaudited)

		Shares	Value
2.83%	INFORMATION TECHNOLOGY
	Juniper Networks, Inc.	9,443	$368,088
	Nvidia Corp.	1,687	204,869
	Super Micro Computer, Inc.(A)	245	102,018
			674,975

12.32%	MATERIALS
	Agnico Eagle Mines Ltd. ADR(B)	5,490	442,274
	Lithium Americas Corp. ADR(A)	127,267	343,621
	Lithium Americas Corp. Argentina ADR(A)	140,399	457,701
	Newmont Goldcorp Corp.(B)	11,007	588,324
	Vale SA ADR	33,780	394,550
	Wheaton Precious Metals Corp. ADR	11,576	707,062
			2,933,532

2.80%	REAL ESTATE
	American Tower Corporate REIT(B)	2,863	665,819

7.07%	UTILITIES
	Algonquin Power & Utilities Corp. ADR(B)	81,262	442,878
	Atmos Energy Corp.	1,904	264,104
	Brookfield Infrastructure Partners LP ADR	14,682	514,457
	NextEra Energy Partners LP	16,780	463,464
			1,684,903

86.71%	TOTAL COMMON STOCKS		20,650,721
	(Cost: $21,785,294)

10.98%	SHORT TERM INVESTMENTS

	DEBT SECURITIES
	US Treasury Bill 02/13/2025 4.399%(C)	1,210,000	$1,190,166
	US Treasury Bill 10/03/2024 3.193%(C)	1,425,000	1,424,626

10.98%	TOTAL SHORT TERM INVESTMENTS		2,614,792
	(Cost: $2,614,888)

FORMIDABLE ETF

Schedule of Investments - continued September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.17%	OPTIONS PURCHASED(A)(B)

	PUT OPTIONS PURCHASED
	iShares iBoxx $ High Yield Corporate Bond ETF	1,500	$12,045,000	$76.00	10/18/2024	$6,000
	iShares iBoxx $ High Yield Corporate Bond ETF	1,500	12,045,000	78.00	10/18/2024	6,000
	iShares Russell 2000 ETF(B)	100	2,208,900	195.00	10/18/2024	1,800
	iShares Russell 2000 ETF(B)	200	4,417,800	200.00	10/18/2024	6,200
	iShares Russell 2000 ETF(B)	100	2,208,900	204.00	10/18/2024	5,500
	iShares Russell 2000 ETF(B)	75	1,656,675	209.00	10/18/2024	6,900
	iShares Russell 2000 ETF(B)	75	1,656,675	211.00	10/18/2024	8,775

0.17%	TOTAL OPTIONS PURCHASED					41,175
	(Cost: $92,763)

97.86%	TOTAL INVESTMENTS					23,306,688
	(Cost: $24,492,945)
2.14%	Other assets, net of liabilities					510,700
100.00%	NET ASSETS					$23,817,388

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)Zero coupon security. The rate shown is the yield-to-maturity on the date of purchase.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF

Schedule of Options Written September 30, 2024 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.39%)	OPTIONS WRITTEN(A)

(0.37%)	CALL OPTIONS WRITTEN
	Agnico Eagle Mines Ltd.	15	$(120,840)	$95.00	10/18/2024	$(75)
	American Tower Corporate REIT	10	(232,560)	240.00	10/18/2024	(1,480)
	Algonquin Power & Utilities Corp.	200	(109,000)	7.50	10/18/2024	(500)
	Alibaba Group Holdings	20	(212,240)	100.00	10/25/2024	(18,220)
	BioAtla, Inc.	250	(44,000)	2.50	10/18/2024	(1,250)
	Capri Holdings Ltd.	25	(106,100)	55.00	10/18/2024	(1,475)
	CytomX Therapeutics, Inc.	1,200	(141,600)	2.50	11/15/2024	(9,000)
	JD.com, Inc.	50	(200,000)	33.00	11/01/2024	(39,000)
	Altria Group, Inc.	80	(408,320)	56.00	11/01/2024	(320)
	Newmont Goldcorp Corp.	30	(160,350)	60.00	10/25/2024	(1,080)
	PayPal Holdings, Inc.	20	(156,060)	80.00	10/18/2024	(2,520)
	Royalty Pharma Plc	75	(212,175)	30.00	10/18/2024	(1,500)
	Viking Therapeutics, Inc.	5	(31,655)	80.00	10/18/2024	(325)
	Vertiv Holdings Co.	5	(49,745)	81.00	10/11/2024	(8,375)
	Williams Cos., Inc.	75	(342,375)	47.00	10/18/2024	(1,875)

	TOTAL CALL OPTIONS WRITTEN					(86,995)
	(Premiums received: ($29,978))

(0.02%)	PUT OPTIONS WRITTEN
	iShares Russell 2000 ETF	100	(2,208,900)	194.00	10/18/2024	(1,900)
	iShares Russell 2000 ETF	75	(1,656,675)	199.00	10/18/2024	(2,100)
	TOTAL PUT OPTIONS WRITTEN					(4,000)
	(Premiums received: ($8,898))

(0.39%)	TOTAL OPTIONS WRITTEN					(90,995)
	(Premiums received: ($38,876))

(A)Non-income producing

FORMIDABLE fortress ETF

Schedule of Investments September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

		Shares	Value
94.72%	COMMON STOCKS

6.21%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	4,460	$745,667
	Meta Platforms, Inc.(B)	1,300	744,172
			1,489,839

2.41%	CONSUMER DISCRETIONARY
	Gentex Corp.	19,487	578,569

6.23%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.(B)	13,796	824,173
	Monster Beverage Corp.(A)(B)	12,878	671,845
			1,496,018

7.65%	ENERGY
	Coterra Energy, Inc.(B)	23,289	557,772
	Texas Pacific Land Corp.	1,443	1,276,683
			1,834,455

15.90%	FINANCIALS
	Erie Indemnity Co.(B)	1,282	692,049
	Interactive Brokers Group, Inc.(B)	5,345	744,879
	Jack Henry & Associates, Inc.	4,081	720,460
	MarketAxess Holdings, Inc.(B)	3,371	863,650
	S&P 500 Global, Inc.(B)	1,539	795,078
			3,816,116

16.31%	HEALTH CARE
	Chemed Corp.	1,224	735,587
	Johnson & Johnson	4,489	727,487
	Regeneron Pharmaceuticals, Inc.(A)	656	689,613
	United Therapeutics Corp.(A)	1,449	519,249
	Vertex Pharmaceuticals(A)(B)	1,370	637,160
	West Pharmaceutical Services I	2,012	603,922
			3,913,018

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2024 (unaudited)

		Shares	Value
14.18%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,897	$524,957
	EMCOR Group, Inc.(B)	1,599	688,417
	Fastenal Co.(B)	10,415	743,839
	Graco, Inc.	8,283	724,845
	Snap-on, Inc.(B)	2,482	719,060
			3,401,118

17.24%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)(B)	1,316	681,398
	Amdocs Ltd. ADR	8,608	753,028
	Cognizant Tech Solutions(B)	6,926	534,549
	F5, Inc.(A)	3,592	790,958
	Microsoft Corp.	1,523	655,347
	Nvidia Corp.(B)	5,931	720,261
			4,135,541

2.83%	MATERIALS
	Reliance, Inc.	2,347	678,776

5.76%	REAL ESTATE
	Gaming and Leisure Properties, Inc.	15,172	780,599
	Public Storage(B)	1,651	600,749
			1,381,348

94.72%	TOTAL COMMON STOCKS		22,724,798
	(Cost: $19,700,109)

0.00%	WARRANTS

0.00%	HEALTH CARE
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS		—
	(Cost: $ —)

FORMIDABLE fortress ETF

Schedule of Investments - continued September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.24%	OPTIONS PURCHASED(A)(B)

	PUT OPTIONS PURCHASED
	SPDR S&P 500 ETF Trust	100	$5,737,600	$535.00	10/18/2024	$8,100
	SPDR S&P 500 ETF Trust	150	8,606,400	545.00	10/18/2024	18,600
	SPDR S&P 500 ETF Trust	150	8,606,400	555.00	10/18/2024	31,200

0.24%	TOTAL OPTIONS PURCHASED					57,900
	(Cost: $155,617)

94.96%	TOTAL INVESTMENTS					22,782,698
	(Cost: $19,855,726)
5.04%	Other assets, net of liabilities					1,209,226
100.00%	NET ASSETS					$23,991,924

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)The warrant is a Level 3 security. The security is valued at $ — (0.00% of net assets). See Note 1.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE fortress ETF

Schedule of Options Written September 30, 2024 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.26%)	OPTIONS WRITTEN(A)

(0.14%)	CALL OPTIONS WRITTEN
	Adobe, Inc.	4	$(207,112)	$600.00	11/01/2024	$(328)
	Archer-Daniels-Midland Co.	40	(238,960)	65.00	10/18/2024	(200)
	Coterra Energy, Inc.	70	(167,650)	25.00	10/18/2024	(1,190)
	Cognizant Tech Solutions	20	(154,360)	82.50	10/18/2024	(200)
	EMCOR Group, Inc.	5	(215,265)	400.00	10/18/2024	(17,000)
	Erie Indemnity Co.	4	(215,928)	570.00	10/18/2024	(1,320)
	Fastenal Co.	25	(178,550)	77.50	10/18/2024	(875)
	Interactive Brokers Group, Inc.	18	(250,848)	145.00	10/18/2024	(2,970)
	Meta Platforms, Inc.	4	(228,976)	620.00	10/18/2024	(672)
	MarketAxess Holdings, Inc.	10	(256,200)	280.00	10/18/2024	(2,250)
	Monster Beverage Corp.	40	(208,680)	56.00	10/25/2024	(800)
	Nvidia Corp.	20	(242,880)	140.00	11/01/2024	(2,620)
	Public Storage	5	(181,935)	390.00	10/18/2024	(288)
	Snap-on, Inc.	8	(231,768)	310.00	10/18/2024	(520)
	S&P 500 Global, Inc.	5	(258,310)	570.00	11/01/2024	(1,200)
	Vertex Pharmaceuticals	4	(186,032)	530.00	10/18/2024	(100)

	TOTAL CALL OPTIONS WRITTEN					(32,533)
	(Premiums received: ($16,137))

(0.12%)	PUT OPTIONS WRITTEN
	SPDR S&P 500 ETF Trust	100	(5,737,600)	520.00	10/18/2024	(4,900)
	SPDR S&P 500 ETF Trust	150	(8,606,400)	530.00	10/18/2024	(10,050)
	SPDR S&P 500 ETF Trust	150	(8,606,400)	540.00	10/18/2024	(14,700)
	TOTAL PUT OPTIONS WRITTEN					(29,650)
	(Premiums received: ($82,693))

(0.26%)	TOTAL OPTIONS WRITTEN					(62,183)
	(Premiums received: ($98,830))

(A)Non-income producing

FORMIDABLE ETF FUNDS

Statements of Assets and Liabilities September 30, 2024 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value (1) (Note 1)	$23,306,688	$22,782,698
Cash	60,972	1,189,529
Cash held at broker	506,196	92,777
Dividends receivable	57,222	6,915
TOTAL ASSETS	23,931,078	24,071,919

LIABILITIES
Accrued advisory fees (Note 2)	22,695	17,812
Options written, at value (2) (Note 1)	90,995	62,183
TOTAL LIABILITIES	113,690	79,995
NET ASSETS	$23,817,388	$23,991,924

Net Assets Consist of:
Paid-in capital	$29,549,203	$21,467,046
Distributable earnings (accumulated deficits)	(5,731,815)	2,524,878
Net Assets	$23,817,388	$23,991,924

NET ASSET VALUE PER SHARE
Net Assets	$23,817,388	$23,991,924
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,025,000	825,000
Net Asset Value and Offering Price Per Share	$23.24	$29.08

(1)Identified cost of:	$24,492,945	$19,855,726

(2)Premiums received of:	$38,876	$98,830

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Statements of OperationsSix Months Ended September 30, 2024 (unaudited)

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$395,831	$196,674
Interest	48,819	13,642
Total investment income	444,650	210,316

EXPENSES
Investment Advisory fees (Note 2)	149,869	110,269
Total expenses	149,869	110,269

Net investment income (loss)	294,781	100,047

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	(94,178)	675,492
Net realized gain (loss) on options purchased	(451,101)	(69,440)
Net realized gain (loss) on options written	227,327	61,725
Total net realized gain (loss)	(317,952)	667,777
Change in unrealized appreciation (depreciation) of investments	(692,982)	301,787
Change in unrealized appreciation (depreciation) of options purchased	28,113	21,628
Change in unrealized appreciation (depreciation) of options written	(6,296)	(12,192)
Total change in unrealized appreciation (depreciation) of investments	(671,165)	311,223
Net realized and unrealized gain (loss)	(989,117)	979,000

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(694,336)	$1,079,047

(1)Net of foreign tax withheld of:	$10,984	$—

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)
Net realized gain (loss) on investments, options purchased and options written
Change in unrealized appreciation (depreciation) of investments, options purchased and options written
Increase (decrease) in net assets from operations

DISTRIBUTIONS TO SHAREHOLDERS
Ordinary income
Decrease in net assets from distributions

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued
Cost of shares redeemed
Increase (decrease) in net assets from capital stock transactions

NET ASSETS
Increase (decrease) during period
Beginning of period

End of period

FORMIDABLE ETF FUNDS

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

Formidable ETF		Formidable Fortress ETF
Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024	Six Months Ended September 30, 2024 (unaudited)	Year Ended March 31, 2024

$294,781	$621,228	$100,047	$240,069
(317,952)	(881,006)	667,777	808,213
(671,165)	1,102,648	311,223	1,980,359
(694,336)	842,870	1,079,047	3,028,641

—	(1,103,899)	—	(186,222)
—	(1,103,899)	—	(186,222)

—	1,122,359	—	5,562,550
(3,906,668)	(3,933,441)	(4,057,485)	(5,768,711)
(3,906,668)	(2,811,082)	(4,057,485)	(206,161)

(4,601,004)	(3,072,111)	(2,978,438)	2,636,258
28,418,392	31,490,503	26,970,362	24,334,104

$23,817,388	$28,418,392	$23,991,924	$26,970,362

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Total distributions
Net asset value, end of period

Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses
Net investment income (loss)
Portfolio turnover rate(6)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FORMIDABLE ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

Six Months Ended September 30, 2024 (unaudited)	Years Ended March 31,		April 29, 2021(2) through March 31, 2022
	2024	2023
$23.68	$23.77	$26.06	$25.00

0.27	0.48	0.34	0.23
(0.71)	0.30 (3)	(1.76)	1.00
(0.44)	0.78	(1.42)	1.23

—	(0.87)	(0.87)	(0.17)
—	(0.87)	(0.87)	(0.17)
$23.24	$23.68	$23.77	$26.06

(1.86%)	3.53%	(5.39%)	4.93%

1.19%	1.19%	1.19%	1.19%
2.35%	2.09%	1.42%	1.02%
14.59%	50.63%	59.95%	172.44%
$23,817	$28,418	$31,491	$26,055

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE FORTRESS ETF

Financial Highlights

Net asset value, beginning of period
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments
Total from investment activities
Distributions
Net investment income
Return of capital
Total distributions
Net asset value, end of period

Total Return(4)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses
Net investment income (loss)
Portfolio turnover rate(6)
Net assets, end of period (000’s)

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Less than 0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

FORMIDABLE FORTRESS ETF

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2024

Six Months Ended September 30, 2024 (unaudited)	Years Ended March 31,		July 21, 2021(2) through March 31, 2022
	2024	2023
$27.66	$24.96	$24.44	$25.00

0.11	0.23	0.12	0.04
1.31	2.65	0.52	(0.57)
1.42	2.88	0.64	(0.53)

—	(0.18)	(0.12)	(0.03)
—	—	— (3)	—
—	(0.18)	(0.12)	(0.03)
$29.08	$27.66	$24.96	$24.44

5.13%	11.59%	2.64%	(2.15%)

0.89%	0.89%	0.89%	0.89%
0.81%	0.91%	0.51%	0.22%
23.73%	47.14%	41.20%	35.71%
$23,992	$26,970	$24,334	$19,548

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements September 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF commenced operations on April 29, 2021 and the Formidable Fortress ETF commenced operations on July 21, 2021.

Each Fund's objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Formidable Asset Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Funds’ investments as of September 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$20,650,721	$—	$—		$20,650,721
Short Term Investments	—	2,614,792	—		2,614,792
Options Purchased	41,175	—	—		41,175
	$20,691,896	$2,614,792	$—		$23,306,688
Liabilities
Options Written	$(90,995)	$—	$—		$(90,995)

Formidable Fortress ETF
Assets
Common Stocks	$22,724,978	$—	$—		$22,724,798
Warrants	—	—	—	*	—
Options Purchased	57,900	—	—		57,900
	$23,782,698	$—	$—		$23,782,698
Liabilities
Options Written	$(62,183)	$—	$—		$(62,183)

*The Level 3 security has zero value.

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

As of September 30, 2024, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $— (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. The Formidable ETF held no Level 3 securities at any time during the six months ended September 30, 2024.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended September 30, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of September 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$232,400
Formidable Fortress ETF	10,000	$250	$290,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; and (iii) volatility-linked exchange-traded notes (“ETNs”). These derivatives will be used to hedge risks associated with the Fund’s other portfolio investments. The Funds’ may also use derivatives to create income by writing covered call options. In writing covered calls, the Fund sells an option on a security that the Fund owns in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Fund to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Fund’s investment exposures through its use of derivatives may exceed the amount of assets invested in the Fund, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

The following are the derivatives held by each Fund on September 30, 2024.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$41,175	*
Formidable Fortress ETF	Put Options Purchased	$57,900	*

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(86,995)
Formidable ETF	Put Options Written	(4,000)
		$(90,995	)**

Formidable Fortress ETF	Call Options Written	$(32,533)
Formidable Fortress ETF	Put Options Written	(29,650)
		$(62,183	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written, at value.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six months ended September 30, 2024 is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Put Options Purchased	$(451,101)	$28,113

Put Options Written	$63,408	$2,197
Call Options Written	163,919	(8,493)
	$227,327	$(6,296)
Formidable Fortress ETF
Put Options Purchased	$(69,440)	$21,628

Put Options Written	$5,349	$1,537
Call Options Written	56,376	(13,729)
	$61,725	$(12,192)

* Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

** Statements of Operations location: Change in unrealized appreciation (depreciation) on options purchased and options written, respectively.

The following indicates the average monthly volume for the period:

Fund	Average notional value of:
Formidable ETF	Purchased Options	$28,300,058
Formidable ETF	Written Options	(7,718,491)
Formidable Fortress ETF	Purchased Options	18,639,367
Formidable Fortress ETF	Written Options	(21,793,005)

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for each Fund.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds' Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds,

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the six months ended September 30, 2024 were as follows:

	Purchases	Sales
Formidable ETF	$3,249,759	$3,917,394
Formidable Fortress ETF	6,756,016	(5,493,284)

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the six months ended September 30, 2024 were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$—	$2,868,604	$174,438
Formidable Fortress ETF	—	3,893,878	620,126

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. For the six months ended September 30, 2024, there were no reclassifications.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

There were no distributions paid by the Funds during the six months ended September 30, 2024. The tax character of the distributions during the and the year ended March 31, 2024 were as follows:

	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$1,103,899	$186,222
	$1,103,899	$186,222

As of September 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$185,977	$153,895
Accumulated net realized gain (loss) on investments	(4,679,415)	(592,636)
Net unrealized appreciation (depreciation) on investments	(1,238,377)	2,963,619
	$(5,731,815)	$2,524,878

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$24,454,069	$2,350,518	$(3,588,895)	$(1,238,377)
Formidable Fortress ETF	19,756,896	3,679,703	(716,084)	2,963,619

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Funds are listed for trading on NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Six Months ended September 30, 2024	Year ended March 31, 2024
Shares sold	—	50,000
Shares redeemed	(175,000)	(175,000)
Net increase (decrease)	(175,000)	(125,000)

Formidable Fortress ETF
	Six Months ended September 30, 2024	Year ended March 31, 2024
Shares sold	—	225,000
Shares redeemed	(150,000)	(225,000)
Net increase (decrease)	(150,000)	—

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Notes to Financial Statements - continued September 30, 2024 (unaudited)

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2024

FORMIDABLE ETF FUNDS

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The Special Meeting was called for the purpose of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by shareholders of each series of the Trust, including the Funds. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

For the six months ended September 30, 2024, the Advisor paid the following remuneration to Trustees and Officers:

Fund	Trustee Compensation	Chief Compliance Officers' Services
Formidable ETF	$5,000	$4,500
Formidable Fortress ETF	$3,786	$4,500

Advisory Agreement Renewal

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Supplemental Information.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 9, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 9, 2024

* Print the name and title of each signing officer under his or her signature.